Advances for Rigs and Drillships under Construction (Table) (Details) (USD $) In Thousands, unless otherwise specified	6 Months Ended
Jun. 30, 2012
Advances For Rigs And Drillships Under Construction (Abstract)
Balance, December 31, 2011	$ 754,925
Advances for drillships under construction and other related costs	25,493
Balance, June 30, 2012	$ 780,418